Additional information: condensed financial statements of the Company - Schedule of Condensed Statements of Operations (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Condensed Income Statements, Captions [Line Items]
Cost of revenues	$ (117,876)	$ (79,928)	$ (59,250)
Gross profit	82,707	60,278	45,271
Operating expenses
Sales and marketing expenses	(19,888)	(14,601)	(12,411)
General and administrative expenses	(36,517)	(26,010)	(28,619)
Total operating expenses	(136,908)	(101,780)	(76,792)
Operating loss	(54,201)	(41,502)	(31,521)
Interest income	1,967	2,158	5,833
Interest expense	(239)	(239)	(239)
Other income, net	7,880	6,503	3,627
Loss before income tax	(46,468)	(33,275)	(22,312)
Income tax	(2,252)	(2,469)	(3,745)
Net loss	(37,809)	(24,183)	(14,466)
Net income attributable to the non-controlling interest	13	(72)	(1,299)
Net loss attributable to Xunlei Limited’s common shareholders	(37,822)	(24,111)	(13,167)
Xunlei Limited [Member]
Condensed Income Statements, Captions [Line Items]
Cost of revenues	0	0	(131)
Gross profit	0	0	(131)
Operating expenses
Sales and marketing expenses	0	(10)	0
General and administrative expenses	(1,153)	(1,193)	(1,314)
Total operating expenses	(1,153)	(1,203)	(1,314)
Operating loss	(1,153)	(1,203)	(1,445)
Interest income	1,262	1,521	5,318
Interest expense	(239)	(239)	(239)
Other income, net	3,308	715	(3,261)
(Loss)/income from subsidiaries and consolidated VIE - Continuing operations	(47,407)	(31,528)	(17,641)
(Loss)/income from subsidiaries and consolidated VIE - Discontinued operations	6,407	6,623	4,101
Loss before income tax	(37,822)	(24,111)	(13,167)
Income tax	0	0	0
Net loss	(37,822)	(24,111)	(13,167)
Net income attributable to the non-controlling interest	0	0	0
Net loss attributable to Xunlei Limited’s common shareholders	$ (37,822)	$ (24,111)	$ (13,167)